Segment reporting - Single reportable segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total revenues	$ 323,281	$ 303,522
Total cost of revenues	(273,280)	(235,025)
Gross profit	50,001	68,497
Total operating expenses	(115,153)	(135,849)
Loss from operation	(65,152)	(67,352)
Interest income	1,554	1,554
Interest expense	(10,239)	(6,306)
(Loss) gain from equity method investments	113	(9,375)
Other non-operating (expenses) income	3,137	(3,205)
Loss before income taxes	(70,587)	(84,684)
Income tax benefit (expense)	(2,052)	28
Net loss	(72,639)	(84,656)
Reportable segment
Segment Reporting Information [Line Items]
Total revenues	323,281	303,522
Total cost of revenues	(273,280)	(235,025)
Gross profit	50,001	68,497
Operating expenses excluding share-based compensation expense	(108,649)	(125,976)
Share-based compensation expense	6,504	9,873
Total operating expenses	(115,153)	(135,849)
Loss from operation	(65,152)	(67,352)
Interest income	1,554	1,554
Interest expense	(10,239)	(6,306)
(Loss) gain from equity method investments	113	(9,375)
Other non-operating (expenses) income	3,137	(3,205)
Loss before income taxes	(70,587)	(84,684)
Income tax benefit (expense)	(2,052)	28
Net loss	$ (72,639)	$ (84,656)